Summary of Foreclosed Real Estate (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Real Estate Acquired Through Foreclosure Or Similar Procedures [Line Items]
Balance, beginning of year	$ 18,151,601	$ 8,917,239
Additions	3,371,256	10,270,956
Capitalized expenses	449,679	92,108
Writedowns	(763,358)	(351,680)
Sales	(163,281)	(31,749)
Internally financed sales	(1,708,011)	(708,607)
Net gain (loss) on sales	(37,993)	(36,666)
Deferred gain on sale	187,292
Balance, end of year	$ 19,487,185	$ 18,151,601